ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2020	2021

Accrued payroll and staff welfare	$9,018	$7,726
Individual income tax withheld	437	577
VAT and other taxes payable	7,586	19,938
Accrued professional fees	1,806	1,771
Accrued advertising fees	19,798	24,683
Credit card processing charges	429	238
Accrued sales return (1)	586	680
Current portion of finance lease liabilities	41	43
Others (2)	2,482	2,163
Total	$42,183	$57,819
(1)	Accrued sales return represents the estimated sales return at the end of each of the respective years. Movements during the respective years are as follows:

Schedule of movements in accrued sales return

	Year ended December 31,
	2020	2021
Balance at January 1	$381	$586
Allowance for sales return accrued in the year	6,222	9,377
Utilization of accrued sales return allowance	(6,017)	(9,283)
Balance at December 31	$586	$680